Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Operating revenues	¥ 4,470,122	¥ 4,240,003	¥ 4,224,273
Operating expenses	3,632,942	3,365,543	3,379,544
Operating income (loss)	837,180	874,460	844,729
Other income (expense)	4,478	2,498	(9,391)
Income before income taxes and equity in net income (losses) of affiliates	841,658	876,958	835,338
Depreciation and amortization	700,206	684,783	693,063
Other significant non-cash item:
Point program expense	74,650	95,790	126,847
Impairment losses of goodwill	7,281	6,310
Total assets	7,228,825	6,948,082	6,791,593
Capital expenditures	753,660	726,833	668,476
Mobile phone business
Segment Reporting Information [Line Items]
Operating revenues	4,275,172	4,110,585	4,090,659
Operating expenses	3,406,855	3,224,241	3,233,925
Operating income (loss)	868,317	886,344	856,734
Depreciation and amortization	682,260	674,330	682,029
Other significant non-cash item:
Point program expense	64,998	89,378	118,576
Impairment losses of goodwill		6,310
Total assets	5,199,591	4,970,087	4,843,925
Capital expenditures	606,137	561,661	520,770
All other businesses
Segment Reporting Information [Line Items]
Operating revenues	194,950	129,418	133,614
Operating expenses	226,087	141,302	145,619
Operating income (loss)	(31,137)	(11,884)	(12,005)
Depreciation and amortization	17,946	10,453	11,034
Other significant non-cash item:
Point program expense	9,652	6,412	8,271
Impairment losses of goodwill	7,281
Total assets	411,986	343,293	286,338
Capital expenditures	19,272	23,584	4,759
Total segments
Segment Reporting Information [Line Items]
Operating revenues	4,470,122	4,240,003	4,224,273
Operating expenses	3,632,942	3,365,543	3,379,544
Operating income (loss)	837,180	874,460	844,729
Depreciation and amortization	700,206	684,783	693,063
Other significant non-cash item:
Point program expense	74,650	95,790	126,847
Impairment losses of goodwill	7,281	6,310
Total assets	5,611,577	5,313,380	5,130,263
Capital expenditures	625,409	585,245	525,529
Reconciliation
Other significant non-cash item:
Total assets	1,617,248	1,634,702	1,661,330
Capital expenditures	¥ 128,251	¥ 141,588	¥ 142,947